OPERATING LEASE	12 Months Ended
Sep. 30, 2024
Operating Lease
OPERATING LEASE

NOTE 14 - OPERATING LEASE

The Company entered into following lease agreements to lease its factory in Dali County, Shaanxi Province of China and its office spaces in Xi’an City, Shaanxi Province of China. The Company intend to continue these leases for the next three years.

On April 6, 2022, the Company entered into a three-years lease agreement with Xi’an Droplets Culture Ltd. to rent an office space of 1,163 square meters at Xi’an City, PRC. The rental payment related to the lease were $97,351 per year.

Balance sheet information related to the operating lease is as follows:

	September 30, 2024	September 30, 2023

Operating lease assets:
Operating lease right of use assets	$141,895	$312,067
Total operating lease assets	141,895	312,067

Operating lease obligations:
Current operating lease liabilities	148,904	227,297
Non-current operating lease liabilities	-	91,720
Total operating lease obligations	$148,904	$319,017

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14 - OPERATING LEASE (continued)

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

September 30, 2023
Weighted-average remaining lease term	0.6

Weighted-average discount rate	4.75%

The following table summarizes the maturity of operating lease liabilities as of September 30, 2024:

12 months ending September 30,	US$
2025	$150,940
2026	-
2027	-
Total lease payments	150,940
Less: imputed interest	(2,036)
Total lease liabilities	$148,904